Notes Payable	3 Months Ended
Mar. 31, 2022
Debt Disclosure [Abstract]
Notes Payable
5.	NOTES PAYABLE
Notes payable as of March 31, 2022 and December 31, 2021 consist of the following (in thousands):

	March 31 2022	December 31 2021
Kentucky note	$909	$1,032
Stockholder loan	10,000	10,000
Genesis loan	27	552
NYDIG loan	58,190	67,435
Trinity loan	28,154	19,641
Bremer	19,902	15,066
Blockfi	74,130	60,000
Anchor Labs	20,000	—
Mass Mutual Barings	30,000	—
Secured Convertible Notes 1	224,211	220,871
Other Convertible Notes 2	305,782	301,226
Other	592	663

Total	771,897	696,486
Unamortized discount and debt issuance costs	(2,964)	(3,187)
Fair value adjustments to convertible notes	393,738	34,910

Total notes payable, net	$1,162,671	$728,209

1
Secured Convertible Notes (includes principal balance at issuance and PIK interest) which considers the minimum payoff at maturity of two times the face value of the note plus accrued interest. The minimum payoff at maturity related to the principal balance was $448.4 million on March 31, 2022. The minimum payoff at maturity related to the principal balance was $441.7 million on December 31, 2021.

2	Other Convertible Notes which considers the minimum payoff at maturity of one times the face value of the note plus accrued interest.
Kentucky Note
—In December 2018, the Company entered into a five-year secured promissory note agreement for $2.4 million in connection with the acquisition of property in Kentucky for datacenter development (“Kentucky note”). The note bears interest at a rate per annum of 5% and the Company is required to make monthly payments of principal and interest. Interest expense on the notes has been recognized based on an effective interest rate of 5%. The loan is secured by the underlying property purchased.
Genesis Loan
—In July 2020, the Company entered into a credit facility with Genesis Global Capital, LLC that provides capacity of up to $13.0 million to finance the Company’s acquisition of blockchain computing equipment (“Genesis Loan”). The Company borrowed $5.3 million in three installments and the borrowing capacity of the facility was reduced via an amendment in September 2020 to equal the actual amounts borrowed. The loans under the credit facility are secured by the blockchain computing equipment and the Company is required to comply with an approved mining strategy and other restrictions on use of the collateral. Loans under the credit facility have terms of 20 months, bear interest at a rate per annum of 16% plus a fixed risk premium, and require monthly payments. Interest expense on the loans have been recognized based on an effective interest rate of 28%, which includes the amortization of a debt discount. The loan is secured by blockchain computing equipment financed by the loans.
NYDIG Loan
—In October 2020, the Company entered into a master equipment finance agreement with NYDIG and received a loan of $0.8 million to finance the Company’s acquisition of blockchain computing equipment. In March 2021, the Company received $3.8 million of additional loans under the master equipment finance agreement with NYDIG to finance the Company’s acquisition of blockchain computing equipment. The loan bears an interest rate of 15% and has a term of 24 months from issuance. Interest expense on the loan has been recognized based on an effective interest rate of 16%. The loans are secured by the blockchain computing equipment financed by the loans.
In May 2021, the Company received $13.4 million of additional loans under the master equipment finance agreement with NYDIG to finance the Company’s acquisition of blockchain computing equipment that bear an interest rate of 14.25% and have a term of 24 months from issuance. Interest expense on the loans issued in May 2021 has been recognized based on an effective interest rate of 17%.
In July 2021, the Company received blockchain computing equipment from NYDIG (which had been concurrently acquired by NYDIG from Blockcap in exchange for settlement of Blockcap’s debt with NYDIG) in exchange for $26.1 million of additional loans under the master equipment finance agreement with NYDIG that bear an interest rate of 14.25% and have a term of 24 months from issuance. Interest expense on the loans issued in July 2021 has been recognized based on an effective interest rate of 16%.
In November 2021, the Company received blockchain computing equipment from NYDIG in exchange for $33.4 million of additional loans under the master equipment finance agreement with NYDIG that bear an interest rate of 11% and have a term of 24 months from issuance. Interest expense on the loans issued in November 2021 has been recognized based on an effective interest rate of 11%.
Stockholder loan
—In January 2021, the Company borrowed $10.0 million from a stockholder for the purchase of blockchain computing equipment. The loan bears interest at 10% per annum over a two-year term.
The loan was issued with a warrant to purchase 0.2 million shares of common stock at an exercise price of $4.21 per share. The warrant has a two-year term.
The Company allocated proceeds of $9.5 million to the notes and $0.5 million to the warrants on a relative fair value basis. Interest expense on the loan has been recognized based on an effective interest rate of 20%. The loan is secured by the blockchain computing equipment financed by the loan.
Convertible Notes
—In April 2021, the Company entered into a secured convertible note purchase agreement and issued $215.0 million of secured convertible notes to new and existing lenders (the “Secured Convertible Notes”). In addition, in August 2021 the Company entered into a convertible note purchase agreement and issued $299.8 million of convertible notes in August through November 2021 under substantially the same terms and conditions as the original April 2021 notes except that the August through November 2021 notes have a minimum payoff based on the face value plus accrued interest rather than two times the outstanding face amount plus accrued interest. In addition, the August through November 2021 notes were unsecured until an IPO or SPAC merger and then became secured pari passu with the Secured Convertible Notes in January 2022 upon the closing of the Merger Agreement with XPDI (together with the Secured Convertible Notes, the “Convertible Notes”). In addition, the Company also issued $15.2 million from issuance through March 31, 2022 as payment-in-kind
interest on convertible notes outstanding during the period. The Convertible Notes have a maturity date of April 2025 and bear interest at a rate of 10% per annum, of which 4% is payable in cash and 6% is payable in kind. Upon the closing of the Merger Agreement with XPDI in January 2022, the Convertible Notes became convertible into common shares at the option of the holder at a conversion price equal to $8.00 per share. The proceeds from the Convertible Notes were used, in part, to repay $30.0 million of senior secured loans to Silverpeak Credit Partners LP.
As discussed in Note 7, the Company has elected to measure its Convertible Notes at fair value and accordingly recognized $13.1 million of debt issuance costs as incurred at the time of issuance within Interest Expense, Net in the Company’s Consolidated Statements of Operations and Comprehensive (loss) income. The Convertible Notes had a fair value of $923.7 million compared to a principal amount of $530.0 million at March 31, 2022. The Company presents changes in fair value of the Convertible Notes during the period as follows: (1) the 10% contractual rate of interest on the convertible notes (consisting of 4% cash interest and 6% PIK interest) is presented as interest expense, net on the Consolidated Statements of Operations; (2) changes in fair value attributable to the Company’s own credit risk are presented within accumulated other comprehensive loss on the Consolidated Balance Sheets and as a component of other comprehensive income on the Consolidated Statements of Comprehensive (Loss) Income; and (3) other fair value changes are presented within other non-operating
expense, net on the Consolidated Statements of Operations.
The fair value of the Company’s convertible notes as of December 31, 2021 included the effect of a negotiation discount, which is a calibration adjustment that reflects the illiquidity of the instruments and the Company’s negotiating position. Since the transaction was an orderly transaction, the Company deemed that the fair value equaled the transaction price at initial recognition. However, the closing of the merger of XPDI (which represents the occurrence of a qualified financing event as defined by the terms of the notes) in January 2022 resulted in the elimination of the negotiation discount along with other changes in fair value resulted in a significant increase in the fair value of the convertible notes (excluding interest expense and instrument-specific credit risk) of $386.0 million for the three months ended March 31, 2022.
The following summarizes the fair value adjustments and debt issuance costs recognized on the convertible notes (in thousands):

	Financial statement line item	Three months ended March 31, 2022
Cash interest payments	Interest expense, net	$5,227
Payment-in-kind (PIK) interest	Interest expense, net	7,851
Instrument specific credit risk	Other comprehensive income	(27,164)
Other fair value adjustments	Fair value adjustments on convertible notes	386,037

Total fair value adjustments		$371,951

The principal amount of the Convertible Notes as of March 31, 2022 reflects the proceeds received plus any PIK interest added to the principal balance of the notes. Upon the closing of the Merger Agreement with XPDI in January 2022, the conversion price for the Convertible Notes became fixed at 80% of the financing price ($8.00 per share of common stock) and the holders now have the right to convert at any time until maturity. At maturity, any Secured Convertible Notes not converted will be owed two times the original face value plus accrued interest; any other Convertible Notes (other than the Secured Convertible Notes) not converted will be owed the original face value plus accrued interest. In addition, at any time (both before and after the merger with XPDI), the Company has the right to prepay the Secured Convertible Notes at the minimum payoff of two times the outstanding face value plus accrued interest and for other Convertible Notes the outstanding face value plus accrued interest. All of the Convertible Notes, totaling $530.0 million as of March 31, 2022, are scheduled to mature on April 19th, 2025, which includes $224.2 million for the face value of the Secured Convertible Notes which have payoff at maturity of two times the face value of the note plus accrued interest. The total amount that would be owed on the Secured Convertible Notes outstanding as of March 31, 2022 if held to maturity was $448.4 million. The total amount that would be owed on the Convertible Notes if prepaid as of March 31, 2022 was $767.3 million. See Note 7 for further information on fair value measurement of the Convertible Notes.
Trinity Loans
—In August 2021, the Company entered into a $30.0 million master equipment finance facility agreement with Trinity Capital Inc. (“Trinity”) to finance the Company’s acquisition of blockchain computing equipment and received a loan of $1.0 million at close. The loan has a term of 36 months from issuance. Interest expense on the loan has been recognized based on an effective interest rate of 11.0%. In November and December 2021, the Company borrowed $14.0 million and $5.0 million, respectively. The remaining balance of $10.0 million was drawn in February 2022.
Bremer Loan
– In October 2021, the Company entered into a lending agreement with Bremer Bank, National Association to borrow up to $16.2 million in two tranches through May 22, 2022 for the purchase of blockchain mining equipment and improvements to data center and infrastructure. In December 2021, the Company entered into an additional term loan to borrow up to $9.6 million. The Company borrowed $15.2 million in October through December 2021. The Company borrowed an additional $4.8 million in January through March 2022. The loans bear interest at 5.5% annually and are due at the earlier of the date of sale of the underlying mining equipment or 60 months from issuance. Interest expense on the loans has been recognized based on an effective interest rate of 5.6%. The loans require the Company to maintain the following financial covenants: (1) a minimum debt service coverage ratio (defined in the agreement as EBITDA divided by scheduled principal and interest payments) of not less than 1.2:1, measured annually beginning December 31, 2022; and (2) a fixed charge coverage ratio (defined in the agreement as EBITDA minus net distributions divided by scheduled principal and interest payments) of 1:1, measured annually beginning December 31, 2022. The loans are secured by a first priority security interest in certain of the assets financed by the loans.
Additionally, an interest buydown agreement was made between Grand Forks Growth Fund and the Bank of North Dakota acting on behalf of the PACE Program for the purpose of a buydown on the interest for certain the Company’s loans financed through Bremer Bank. The total amount of interest buydown over the term of the loan is $0.8 million and payments will begin to be received beginning when principal payments are due from the Company beginning May 2022. In order to receive the interest buydown incentive, the Company must (a) continue operation in the jurisdiction for a minimum of five years from the benefit date, (b) employ 13 new full-time employees within two years of receiving the incentive and continue to keep them employed for the duration of the agreement and (c) continue to make debt payments and no event of default should occur. If the Company discontinues operation in the jurisdiction within the next five years, it is obligated to repay the incentive back to the Bank of North Dakota. If after two years, the Company does not employ 13 new full-time employees, the interest buydown will be prorated to reflect any partial fulfillment and the Company, at a minimum, is required to pay back the value of the incentive to the Bank of North Dakota. For the three months ended March 31, 2022 and 2021, there was no interest buydown.
Blockfi
– In December 2021, the Company entered into two lending agreements with Blockfi Lending, LLC to borrow up to $110.0 million for the purchase of blockchain mining equipment. The first agreement consists of $10.0 million and bears interest at 9.7% with a term of 24 months from issuance. Interest expense on the loans issued in December 2021 has been recognized based on an effective interest rate of 10.1%. The second agreement consists of $100.0 million and bears interest at 13.1% with a term of 24 months from issuance. The company borrowed the first tranche totaling $60.0 million across the two loans in December 2021 and borrowed the second tranche of $20.0 million in January 2022. The remaining $30.0 million expired unused in March 2022. Interest expense on the loans issued in December 2021 has been recognized based on an effective interest rate of 13.1%. The loans are secured by a first priority security interest in certain of the assets financed by the loans.

Anchor Labs
— In March 2022, the Company entered into a $20.0 million equipment loan and security agreement with Anchorage Lending CA, LLC. (“Anchor Labs”) to finance the Company’s purchase of blockchain computing equipment. The loan has a term of 24 months from issuance. Interest expense on the loan has been recognized based on an effective interest rate of 12.5%. The loans are secured by a first priority security interest in certain of the assets financed by the loans.
Mass Mutual Barings
— In March 2022, the Company entered into a $100.0 million equipment loan and security agreement with Barings BDC, Inc., Barings Capital Investment Corporation and Barings Private Credit Corp. (“Barings”) to finance the Company’s purchase of blockchain computing equipment. In March 2022, the Company borrowed the first tranche of $30.0 million. The loan has a term of 36 months from issuance. Interest expense on the loan has been recognized based on an effective interest rate of 9.8%. The loans are secured by certain blockchain computing equipment.